Summary of Significant Accounting Policies - Schedule of Exchanges Rates (Details)	Oct. 04, 2023	Mar. 31, 2023
Year-end spot rate [Member]
Schedule of Exchanges Rates [Line Items]
Exchange rate	1.0518	1.0872
Average rate for the year [Member]
Schedule of Exchanges Rates [Line Items]
Exchange rate	1.0877	1.0414